Other non-current assets - Schedule of Other Non-Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Retirement benefit surplus (Note 17)	€ 176	€ 134
Investments	54	39
Other	167	122
Total other non-current assets	€ 397	€ 295